Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	5 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	15 Months Ended	17 Months Ended	21 Months Ended	23 Months Ended	27 Months Ended	29 Months Ended	33 Months Ended
	Feb. 27, 2024	Nov. 07, 2023	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jan. 31, 2025	Jul. 31, 2026	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jan. 31, 2026	Jan. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000246109 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							First Trust Core Investment Grade ETF
Accumulated Value		$ 10,000	$ 10,640		$ 10,877			$ 10,932		$ 11,326		$ 11,801		$ 11,695
C000248162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							First Trust AAA CMBS ETF
Accumulated Value	$ 10,000			$ 10,341		$ 10,584			$ 10,969		$ 11,371		$ 11,406
C000248350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							First Trust Structured Credit Income Opportunities ETF
Accumulated Value	10,000			10,406		10,833			11,326		11,801		11,922
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,000	10,576	10,377	10,775	10,396		10,794	10,728	11,140	11,108	11,534	11,019	11,441
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US Broad Market Index
Accumulated Value		$ 10,000	$ 10,575		$ 10,782			$ 10,805		$ 11,149		$ 11,539		$ 11,452
Bloomberg Non Agency Investment Grade CMBS US Aggregate Eligible Aaa Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index
Accumulated Value	10,000			10,358		10,605			10,990		11,398		11,418
ICE BofA US ABS And CMBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US ABS & CMBS Index
Accumulated Value	$ 10,000			$ 10,347		$ 10,603			$ 10,922		$ 11,266		$ 11,354